Provision for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Provision for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2021 and December 31, 2020 comprises:

	December 31, 2021	December 31, 2020
	(in thousands)
Opening provision	$7,149	$7,380
Amounts used during the year	(116)	(2,561)
Amounts provided during the year	705	2,692
Amounts released during the year	(544)	(510)
Foreign exchange	(113)	148
Closing provision	$7,081	$7,149